Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income tax [abstract]
Summary of major components of income tax expense

	2016	2017	2018
	RMB’000	RMB’000	RMB’000
- Current income tax	1,828,868	1,714,955	1,471,671
- Deferred taxation	(32,046)	(16,216)	232

Income tax expense	1,796,822	1,698,739	1,471,903

Summary of reconciliation of expected income tax and actual income tax

	2016	2017	2018
	RMB’000	RMB’000	RMB’000
Profit before income tax	7,778,295	7,852,898	6,808,121

Expected PRC income tax at the statutory tax rate of 25%	1,944,574	1,963,225	1,702,032
Tax effect of share of profit of investments accounted for using the equity method	(225,813)	(307,547)	(218,024)
Tax effect of other non-taxable income	(16,610)	(8,733)	(17,270)
Tax effect of non-deductible loss, expenses and costs	23,578	7,268	20,123
True up for final settlement of enterprise income taxes in respect of previous years	32,457	(15,121)	12,678
Tax losses for which no deferred income tax asset was recognized	25,219	60,832	10,017
Utilization of previously unrecognized tax losses	(58)	(1,185)	(37,653)
Temporary differences for which no deferred income tax asset was recognized in current year	13,511	—	—
Utilisation of previously unrecognized temporary differences	(36)	—	—

Actual income tax	1,796,822	1,698,739	1,471,903

Summary of deferred tax assets and deferred tax liabilities

	2017	2018
	RMB’000	RMB’000
Deferred tax assets:
– Deferred tax asset to be recovered after more than 12 months	87,341	72,875
– Deferred tax asset to be recovered within 12 months	37,053	50,049

	124,394	122,924

Deferred tax liabilities:
– Deferred tax liabilities to be recovered after more than 12 months	(3,574)	(2,611)
– Deferred tax liabilities to be recovered within 12 months	(1,513)	(1,238)

	(5,087)	(3,849)

Deferred tax assets - net	119,307	119,075

Summary of movements in deferred tax assets and liabilities

	Balance as at 1 January 2017	Recognized in income statement	Balance as at 31 December 2017
	RMB’000	RMB’000	RMB’000
Deferred tax assets
Impairment for bad and doubtful debts and provision for inventories	20,873	3,634	24,507
Provision for impairment losses in fixed assets	173,776	29,212	202,988
Difference in depreciation	(99,076)	(16,419)	(115,495)
Share-based payments	10,176	(6,360)	3,816
Others	3,942	4,636	8,578

	109,691	14,703	124,394

Deferred tax liabilities
Capitalization of borrowing costs and others	(6,600)	1,513	(5,087)

Deferred tax assets - net	103,091	16,216	119,307

	Balance as at 1 January 2018	Recognized in income statement	Balance as at 31 December 2018
	RMB’000	RMB’000	RMB’000
Deferred tax assets
Impairment for bad and doubtful debts and provision for inventories	24,507	15,099	39,606
Provision for impairment losses in fixed assets and construction in progress	202,988	16,622	219,610
Difference in depreciation	(115,495)	(30,214)	(145,709)
Share-based payments	3,816	(3,816)	—
Others	8,578	839	9,417

	124,394	(1,470)	122,924

Deferred tax liabilities
Capitalization of borrowing costs and others	(5,087)	1,238	(3,849)

Deferred tax assets - net	119,307	(232)	119,075

Summary of tax losses carried forward and not recognised as deferred tax assets

	2017	2018
	RMB’000	RMB’000
2018	63,733	—
2019	70,723	6,132
2020	140,591	17,945
2021	89,376	12,880
2022	243,330	12,687
2023	—	40,069

	607,753	89,713